Share based Compensation - HCML Share Option Scheme (Details) - shares					12 Months Ended
	Jun. 15, 2016	Dec. 20, 2013	Aug. 06, 2008	Jun. 04, 2005	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
HCML Share Option Scheme
Share-based Compensation
Expiry period				10 years
Aggregate number of shares issuable					2,425,597
Number of issuable shares expired						282,726
Number of shares authorized but unissued					8,552,963
Number of share options cancelled					6,875	3,750
Number of share options granted	593,686				150,000	693,686
Outstanding share options					1,126,412	1,039,596	442,365	684,403
HCML Share Option Scheme | Minimum
Share-based Compensation
Expiry period					8 years
HCML Share Option Scheme | Maximum
Share-based Compensation
Expiry period					10 years
HCML Share Option Scheme | Three-year awards
Share-based Compensation
Vesting period					3 years
Vesting percentage upon first anniversary					33.30%
Annual vesting percentage after the first anniversary					33.30%
HCML Share Option Scheme | Four-year awards
Share-based Compensation
Vesting period					4 years
Vesting percentage upon first anniversary					25.00%
Annual vesting percentage after the first anniversary					25.00%
HMHL Share Option Scheme
Share-based Compensation
Expiry period			6 years
Aggregate number of shares issuable					2,144,408
Number of share options cancelled	1,187,372	2,485,189				1,187,372
Outstanding share options							1,187,372	1,211,772